Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000255144
Shareholder Report [Line Items]
Fund Name	Managed Account CoreBuilder<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Shares - Series SP
Trading Symbol	APSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series SP for the period from December 10, 2024 (commencement of operations) to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Additional Information Phone Number	1-888-877-9275
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series SP	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
AssetsNet	$ 26,045,097
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$26,045,097
# of portfolio holdings	132
Portfolio turnover rate	74%
Total advisory fees paid	$0

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Asset-backed securities	31.8
Non-agency mortgage-backed securities	26.5
Corporate bonds and notes	16.1
U.S. Treasury securities	14.7
Yankee corporate bonds and notes	4.3
Foreign government bonds	3.4
Foreign corporate bonds and notes	2.5
Yankee government bonds	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 11-30-2026	10.7
U.S. Treasury Notes, 3.88%, 3-31-2027	1.9
SWCH Commercial Mortgage Trust Series 2025-DATA Class C, 6.41%, 3-15-2042	1.7
U.S. Treasury Notes, 4.25%, 1-31-2030	1.5
ClickLease Equipment Receivables Trust Series 2024-1 Class C, 8.40%, 2-15-2030	1.5
Cloud Capital Holdco LP Series 2024-1A Class A2, 5.78%, 11-22-2049	1.5
BAHA Trust Series 2024-MAR Class B, 6.39%, 12-10-2041	1.4
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A, 5.81%, 12-20-2029	1.4
Avant Loans Funding Trust Series 2024-REV1 Class B, 6.17%, 10-15-2033	1.4
Sotheby's Artfi Master Trust Series 2024-1A Class A1, 6.43%, 12-22-2031	1.4

C000020166
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Administrator Class
Trading Symbol	SEPKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$53	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%	[2]
AssetsNet	$ 543,176,549
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,295,136
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$543,176,549
# of portfolio holdings	63
Portfolio turnover rate	41%
Total advisory fees paid	$2,295,136

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	23.0
Industrials	19.6
Financials	14.0
Health care	13.8
Consumer discretionary	12.9
Communication services	11.4
Materials	3.1
Utilities	2.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AppLovin Corp. Class A	3.6
Palantir Technologies, Inc. Class A	3.5
Roblox Corp. Class A	2.9
Live Nation Entertainment, Inc.	2.6
Waste Connections, Inc.	2.3
Vistra Corp.	2.2
Axon Enterprise, Inc.	2.2
Robinhood Markets, Inc. Class A	2.2
Natera, Inc.	2.2
Monolithic Power Systems, Inc.	2.1

C000020165
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	SENAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$55	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.15%	[3]
AssetsNet	$ 543,176,549
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,295,136
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$543,176,549
# of portfolio holdings	63
Portfolio turnover rate	41%
Total advisory fees paid	$2,295,136

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	23.0
Industrials	19.6
Financials	14.0
Health care	13.8
Consumer discretionary	12.9
Communication services	11.4
Materials	3.1
Utilities	2.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AppLovin Corp. Class A	3.6
Palantir Technologies, Inc. Class A	3.5
Roblox Corp. Class A	2.9
Live Nation Entertainment, Inc.	2.6
Waste Connections, Inc.	2.3
Vistra Corp.	2.2
Axon Enterprise, Inc.	2.2
Robinhood Markets, Inc. Class A	2.2
Natera, Inc.	2.2
Monolithic Power Systems, Inc.	2.1

C000064969
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	WENCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$92	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.93%	[4]
AssetsNet	$ 543,176,549
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,295,136
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$543,176,549
# of portfolio holdings	63
Portfolio turnover rate	41%
Total advisory fees paid	$2,295,136

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	23.0
Industrials	19.6
Financials	14.0
Health care	13.8
Consumer discretionary	12.9
Communication services	11.4
Materials	3.1
Utilities	2.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AppLovin Corp. Class A	3.6
Palantir Technologies, Inc. Class A	3.5
Roblox Corp. Class A	2.9
Live Nation Entertainment, Inc.	2.6
Waste Connections, Inc.	2.3
Vistra Corp.	2.2
Axon Enterprise, Inc.	2.2
Robinhood Markets, Inc. Class A	2.2
Natera, Inc.	2.2
Monolithic Power Systems, Inc.	2.1

C000150666
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	WENRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$38	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%	[5]
AssetsNet	$ 543,176,549
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,295,136
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$543,176,549
# of portfolio holdings	63
Portfolio turnover rate	41%
Total advisory fees paid	$2,295,136

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	23.0
Industrials	19.6
Financials	14.0
Health care	13.8
Consumer discretionary	12.9
Communication services	11.4
Materials	3.1
Utilities	2.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AppLovin Corp. Class A	3.6
Palantir Technologies, Inc. Class A	3.5
Roblox Corp. Class A	2.9
Live Nation Entertainment, Inc.	2.6
Waste Connections, Inc.	2.3
Vistra Corp.	2.2
Axon Enterprise, Inc.	2.2
Robinhood Markets, Inc. Class A	2.2
Natera, Inc.	2.2
Monolithic Power Systems, Inc.	2.1

C000020164
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WFEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Growth Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$41	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%	[6]
AssetsNet	$ 543,176,549
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 2,295,136
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$543,176,549
# of portfolio holdings	63
Portfolio turnover rate	41%
Total advisory fees paid	$2,295,136

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	23.0
Industrials	19.6
Financials	14.0
Health care	13.8
Consumer discretionary	12.9
Communication services	11.4
Materials	3.1
Utilities	2.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AppLovin Corp. Class A	3.6
Palantir Technologies, Inc. Class A	3.5
Roblox Corp. Class A	2.9
Live Nation Entertainment, Inc.	2.6
Waste Connections, Inc.	2.3
Vistra Corp.	2.2
Axon Enterprise, Inc.	2.2
Robinhood Markets, Inc. Class A	2.2
Natera, Inc.	2.2
Monolithic Power Systems, Inc.	2.1

C000020162
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	Administrator Class
Trading Symbol	WFDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$54	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.14%	[7]
AssetsNet	$ 882,898,793
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,929,631
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$882,898,793
# of portfolio holdings	75
Portfolio turnover rate	38%
Total advisory fees paid	$3,929,631

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.9
Health care	22.3
Information technology	22.2
Consumer discretionary	14.5
Financials	8.9
Communication services	3.7
Materials	3.1
Real estate	1.5
Utilities	0.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc. Class A	2.7
Equitable Holdings, Inc.	2.5
Natera, Inc.	2.4
Carpenter Technology Corp.	2.1
Commvault Systems, Inc.	2.0
Penumbra, Inc.	2.0
Construction Partners, Inc. Class A	1.9
Morningstar, Inc.	1.9
HealthEquity, Inc.	1.9
TKO Group Holdings, Inc. Class A	1.8

C000053345
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	Class A
Trading Symbol	WFDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$55	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.17%	[8]
AssetsNet	$ 882,898,793
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,929,631
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$882,898,793
# of portfolio holdings	75
Portfolio turnover rate	38%
Total advisory fees paid	$3,929,631

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.9
Health care	22.3
Information technology	22.2
Consumer discretionary	14.5
Financials	8.9
Communication services	3.7
Materials	3.1
Real estate	1.5
Utilities	0.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc. Class A	2.7
Equitable Holdings, Inc.	2.5
Natera, Inc.	2.4
Carpenter Technology Corp.	2.1
Commvault Systems, Inc.	2.0
Penumbra, Inc.	2.0
Construction Partners, Inc. Class A	1.9
Morningstar, Inc.	1.9
HealthEquity, Inc.	1.9
TKO Group Holdings, Inc. Class A	1.8

C000053346
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	Class C
Trading Symbol	WDSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$93	1.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.96%	[9]
AssetsNet	$ 882,898,793
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,929,631
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$882,898,793
# of portfolio holdings	75
Portfolio turnover rate	38%
Total advisory fees paid	$3,929,631

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.9
Health care	22.3
Information technology	22.2
Consumer discretionary	14.5
Financials	8.9
Communication services	3.7
Materials	3.1
Real estate	1.5
Utilities	0.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc. Class A	2.7
Equitable Holdings, Inc.	2.5
Natera, Inc.	2.4
Carpenter Technology Corp.	2.1
Commvault Systems, Inc.	2.0
Penumbra, Inc.	2.0
Construction Partners, Inc. Class A	1.9
Morningstar, Inc.	1.9
HealthEquity, Inc.	1.9
TKO Group Holdings, Inc. Class A	1.8

C000130040
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	Class R6
Trading Symbol	WFDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$37	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.79%	[10]
AssetsNet	$ 882,898,793
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,929,631
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$882,898,793
# of portfolio holdings	75
Portfolio turnover rate	38%
Total advisory fees paid	$3,929,631

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.9
Health care	22.3
Information technology	22.2
Consumer discretionary	14.5
Financials	8.9
Communication services	3.7
Materials	3.1
Real estate	1.5
Utilities	0.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc. Class A	2.7
Equitable Holdings, Inc.	2.5
Natera, Inc.	2.4
Carpenter Technology Corp.	2.1
Commvault Systems, Inc.	2.0
Penumbra, Inc.	2.0
Construction Partners, Inc. Class A	1.9
Morningstar, Inc.	1.9
HealthEquity, Inc.	1.9
TKO Group Holdings, Inc. Class A	1.8

C000035582
Shareholder Report [Line Items]
Fund Name	SMID Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	WFDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about SMID Cap Growth Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$42	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.89%	[11]
AssetsNet	$ 882,898,793
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 3,929,631
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$882,898,793
# of portfolio holdings	75
Portfolio turnover rate	38%
Total advisory fees paid	$3,929,631

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	22.9
Health care	22.3
Information technology	22.2
Consumer discretionary	14.5
Financials	8.9
Communication services	3.7
Materials	3.1
Real estate	1.5
Utilities	0.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc. Class A	2.7
Equitable Holdings, Inc.	2.5
Natera, Inc.	2.4
Carpenter Technology Corp.	2.1
Commvault Systems, Inc.	2.0
Penumbra, Inc.	2.0
Construction Partners, Inc. Class A	1.9
Morningstar, Inc.	1.9
HealthEquity, Inc.	1.9
TKO Group Holdings, Inc. Class A	1.8

C000092783
Shareholder Report [Line Items]
Fund Name	Common Stock Fund
Class Name	Administrator Class
Trading Symbol	SCSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$52	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.10%	[12]
AssetsNet	$ 648,757,914
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,873,998
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$648,757,914
# of portfolio holdings	74
Portfolio turnover rate	23%
Total advisory fees paid	$2,873,998

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Industrials	19.4
Information technology	18.2
Health care	11.5
Consumer discretionary	10.0
Materials	9.3
Real estate	8.7
Consumer staples	1.3
Investment companies	1.3
Communication services	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Air Lease Corp. Class A	2.2
Carlisle Cos., Inc.	2.1
Melrose Industries PLC	2.0
Westlake Corp.	2.0
Teledyne Technologies, Inc.	1.9
WNS Holdings Ltd.	1.9
Arch Capital Group Ltd.	1.8
HealthEquity, Inc.	1.8
Axis Capital Holdings Ltd.	1.8
Reinsurance Group of America, Inc.	1.8

C000020143
Shareholder Report [Line Items]
Fund Name	Common Stock Fund
Class Name	Class A
Trading Symbol	SCSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$56	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.19%	[13]
AssetsNet	$ 648,757,914
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,873,998
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$648,757,914
# of portfolio holdings	74
Portfolio turnover rate	23%
Total advisory fees paid	$2,873,998

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Industrials	19.4
Information technology	18.2
Health care	11.5
Consumer discretionary	10.0
Materials	9.3
Real estate	8.7
Consumer staples	1.3
Investment companies	1.3
Communication services	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Air Lease Corp. Class A	2.2
Carlisle Cos., Inc.	2.1
Melrose Industries PLC	2.0
Westlake Corp.	2.0
Teledyne Technologies, Inc.	1.9
WNS Holdings Ltd.	1.9
Arch Capital Group Ltd.	1.8
HealthEquity, Inc.	1.8
Axis Capital Holdings Ltd.	1.8
Reinsurance Group of America, Inc.	1.8

C000020145
Shareholder Report [Line Items]
Fund Name	Common Stock Fund
Class Name	Class C
Trading Symbol	STSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$90	1.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.90%	[14]
AssetsNet	$ 648,757,914
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,873,998
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$648,757,914
# of portfolio holdings	74
Portfolio turnover rate	23%
Total advisory fees paid	$2,873,998

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Industrials	19.4
Information technology	18.2
Health care	11.5
Consumer discretionary	10.0
Materials	9.3
Real estate	8.7
Consumer staples	1.3
Investment companies	1.3
Communication services	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Air Lease Corp. Class A	2.2
Carlisle Cos., Inc.	2.1
Melrose Industries PLC	2.0
Westlake Corp.	2.0
Teledyne Technologies, Inc.	1.9
WNS Holdings Ltd.	1.9
Arch Capital Group Ltd.	1.8
HealthEquity, Inc.	1.8
Axis Capital Holdings Ltd.	1.8
Reinsurance Group of America, Inc.	1.8

C000130039
Shareholder Report [Line Items]
Fund Name	Common Stock Fund
Class Name	Class R6
Trading Symbol	SCSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$39	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.83%	[15]
AssetsNet	$ 648,757,914
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,873,998
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$648,757,914
# of portfolio holdings	74
Portfolio turnover rate	23%
Total advisory fees paid	$2,873,998

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Industrials	19.4
Information technology	18.2
Health care	11.5
Consumer discretionary	10.0
Materials	9.3
Real estate	8.7
Consumer staples	1.3
Investment companies	1.3
Communication services	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Air Lease Corp. Class A	2.2
Carlisle Cos., Inc.	2.1
Melrose Industries PLC	2.0
Westlake Corp.	2.0
Teledyne Technologies, Inc.	1.9
WNS Holdings Ltd.	1.9
Arch Capital Group Ltd.	1.8
HealthEquity, Inc.	1.8
Axis Capital Holdings Ltd.	1.8
Reinsurance Group of America, Inc.	1.8

C000092784
Shareholder Report [Line Items]
Fund Name	Common Stock Fund
Class Name	Institutional Class
Trading Symbol	SCNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Common Stock Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$40	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%	[16]
AssetsNet	$ 648,757,914
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 2,873,998
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$648,757,914
# of portfolio holdings	74
Portfolio turnover rate	23%
Total advisory fees paid	$2,873,998

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Industrials	19.4
Information technology	18.2
Health care	11.5
Consumer discretionary	10.0
Materials	9.3
Real estate	8.7
Consumer staples	1.3
Investment companies	1.3
Communication services	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Air Lease Corp. Class A	2.2
Carlisle Cos., Inc.	2.1
Melrose Industries PLC	2.0
Westlake Corp.	2.0
Teledyne Technologies, Inc.	1.9
WNS Holdings Ltd.	1.9
Arch Capital Group Ltd.	1.8
HealthEquity, Inc.	1.8
Axis Capital Holdings Ltd.	1.8
Reinsurance Group of America, Inc.	1.8

C000092803
Shareholder Report [Line Items]
Fund Name	Diversified Capital Builder Fund
Class Name	Administrator Class
Trading Symbol	EKBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$49	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%	[17]
AssetsNet	$ 1,446,641,436
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 4,758,428
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,446,641,436
# of portfolio holdings	106
Portfolio turnover rate	12%
Total advisory fees paid	$4,758,428

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	82.1
Corporate bonds and notes	17.5
Yankee corporate bonds and notes	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	4.1
Micron Technology, Inc.	3.8
NVIDIA Corp.	3.4
Cheniere Energy, Inc.	3.1
Targa Resources Corp.	3.0
Advanced Micro Devices, Inc.	2.9
Amphenol Corp. Class A	2.9
Microsoft Corp.	2.9
International Business Machines Corp.	2.8
Leidos Holdings, Inc.	2.6

C000089469
Shareholder Report [Line Items]
Fund Name	Diversified Capital Builder Fund
Class Name	Class A
Trading Symbol	EKBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$52	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.07%	[18]
AssetsNet	$ 1,446,641,436
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 4,758,428
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,446,641,436
# of portfolio holdings	106
Portfolio turnover rate	12%
Total advisory fees paid	$4,758,428

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	82.1
Corporate bonds and notes	17.5
Yankee corporate bonds and notes	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	4.1
Micron Technology, Inc.	3.8
NVIDIA Corp.	3.4
Cheniere Energy, Inc.	3.1
Targa Resources Corp.	3.0
Advanced Micro Devices, Inc.	2.9
Amphenol Corp. Class A	2.9
Microsoft Corp.	2.9
International Business Machines Corp.	2.8
Leidos Holdings, Inc.	2.6

C000089471
Shareholder Report [Line Items]
Fund Name	Diversified Capital Builder Fund
Class Name	Class C
Trading Symbol	EKBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$88	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.82%	[19]
AssetsNet	$ 1,446,641,436
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 4,758,428
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,446,641,436
# of portfolio holdings	106
Portfolio turnover rate	12%
Total advisory fees paid	$4,758,428

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	82.1
Corporate bonds and notes	17.5
Yankee corporate bonds and notes	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	4.1
Micron Technology, Inc.	3.8
NVIDIA Corp.	3.4
Cheniere Energy, Inc.	3.1
Targa Resources Corp.	3.0
Advanced Micro Devices, Inc.	2.9
Amphenol Corp. Class A	2.9
Microsoft Corp.	2.9
International Business Machines Corp.	2.8
Leidos Holdings, Inc.	2.6

C000089472
Shareholder Report [Line Items]
Fund Name	Diversified Capital Builder Fund
Class Name	Institutional Class
Trading Symbol	EKBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Capital Builder Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[20]
AssetsNet	$ 1,446,641,436
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 4,758,428
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,446,641,436
# of portfolio holdings	106
Portfolio turnover rate	12%
Total advisory fees paid	$4,758,428

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Common stocks	82.1
Corporate bonds and notes	17.5
Yankee corporate bonds and notes	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Broadcom, Inc.	4.1
Micron Technology, Inc.	3.8
NVIDIA Corp.	3.4
Cheniere Energy, Inc.	3.1
Targa Resources Corp.	3.0
Advanced Micro Devices, Inc.	2.9
Amphenol Corp. Class A	2.9
Microsoft Corp.	2.9
International Business Machines Corp.	2.8
Leidos Holdings, Inc.	2.6

C000092802
Shareholder Report [Line Items]
Fund Name	Diversified Income Builder Fund
Class Name	Administrator Class
Trading Symbol	EKSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[21]
AssetsNet	$ 336,110,990
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 495,867
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$336,110,990
# of portfolio holdings	435
Portfolio turnover rate	45%
Total advisory fees paid	$495,867

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	36.4
Common stocks	35.3
Yankee corporate bonds and notes	11.5
Foreign corporate bonds and notes	6.1
Municipal obligations	3.8
Loans	3.5
Investment companies	2.7
Preferred stocks	0.4
Asset-backed securities	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core S&P 500 ETF	1.5
Apple, Inc.	1.1
NVIDIA Corp.	1.1
Microsoft Corp.	0.9
Amazon.com, Inc.	0.8
Alphabet, Inc. Class A	0.7
iShares Core MSCI EAFE ETF	0.7
Colgate-Palmolive Co.	0.7
Sompo Holdings, Inc.	0.7
Citigroup, Inc.	0.7

C000089465
Shareholder Report [Line Items]
Fund Name	Diversified Income Builder Fund
Class Name	Class A
Trading Symbol	EKSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$42	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[22]
AssetsNet	$ 336,110,990
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 495,867
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$336,110,990
# of portfolio holdings	435
Portfolio turnover rate	45%
Total advisory fees paid	$495,867

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	36.4
Common stocks	35.3
Yankee corporate bonds and notes	11.5
Foreign corporate bonds and notes	6.1
Municipal obligations	3.8
Loans	3.5
Investment companies	2.7
Preferred stocks	0.4
Asset-backed securities	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core S&P 500 ETF	1.5
Apple, Inc.	1.1
NVIDIA Corp.	1.1
Microsoft Corp.	0.9
Amazon.com, Inc.	0.8
Alphabet, Inc. Class A	0.7
iShares Core MSCI EAFE ETF	0.7
Colgate-Palmolive Co.	0.7
Sompo Holdings, Inc.	0.7
Citigroup, Inc.	0.7

C000089467
Shareholder Report [Line Items]
Fund Name	Diversified Income Builder Fund
Class Name	Class C
Trading Symbol	EKSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$80	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.59%	[23]
AssetsNet	$ 336,110,990
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 495,867
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$336,110,990
# of portfolio holdings	435
Portfolio turnover rate	45%
Total advisory fees paid	$495,867

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	36.4
Common stocks	35.3
Yankee corporate bonds and notes	11.5
Foreign corporate bonds and notes	6.1
Municipal obligations	3.8
Loans	3.5
Investment companies	2.7
Preferred stocks	0.4
Asset-backed securities	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core S&P 500 ETF	1.5
Apple, Inc.	1.1
NVIDIA Corp.	1.1
Microsoft Corp.	0.9
Amazon.com, Inc.	0.8
Alphabet, Inc. Class A	0.7
iShares Core MSCI EAFE ETF	0.7
Colgate-Palmolive Co.	0.7
Sompo Holdings, Inc.	0.7
Citigroup, Inc.	0.7

C000205250
Shareholder Report [Line Items]
Fund Name	Diversified Income Builder Fund
Class Name	Class R6
Trading Symbol	EKSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[24]
AssetsNet	$ 336,110,990
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 495,867
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$336,110,990
# of portfolio holdings	435
Portfolio turnover rate	45%
Total advisory fees paid	$495,867

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	36.4
Common stocks	35.3
Yankee corporate bonds and notes	11.5
Foreign corporate bonds and notes	6.1
Municipal obligations	3.8
Loans	3.5
Investment companies	2.7
Preferred stocks	0.4
Asset-backed securities	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core S&P 500 ETF	1.5
Apple, Inc.	1.1
NVIDIA Corp.	1.1
Microsoft Corp.	0.9
Amazon.com, Inc.	0.8
Alphabet, Inc. Class A	0.7
iShares Core MSCI EAFE ETF	0.7
Colgate-Palmolive Co.	0.7
Sompo Holdings, Inc.	0.7
Citigroup, Inc.	0.7

C000089468
Shareholder Report [Line Items]
Fund Name	Diversified Income Builder Fund
Class Name	Institutional Class
Trading Symbol	EKSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Builder Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[25]
AssetsNet	$ 336,110,990
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 495,867
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$336,110,990
# of portfolio holdings	435
Portfolio turnover rate	45%
Total advisory fees paid	$495,867

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Corporate bonds and notes	36.4
Common stocks	35.3
Yankee corporate bonds and notes	11.5
Foreign corporate bonds and notes	6.1
Municipal obligations	3.8
Loans	3.5
Investment companies	2.7
Preferred stocks	0.4
Asset-backed securities	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

iShares Core S&P 500 ETF	1.5
Apple, Inc.	1.1
NVIDIA Corp.	1.1
Microsoft Corp.	0.9
Amazon.com, Inc.	0.8
Alphabet, Inc. Class A	0.7
iShares Core MSCI EAFE ETF	0.7
Colgate-Palmolive Co.	0.7
Sompo Holdings, Inc.	0.7
Citigroup, Inc.	0.7

C000122975
Shareholder Report [Line Items]
Fund Name	Income Plus Fund
Class Name	Administrator Class
Trading Symbol	WSIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$33	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[26]
AssetsNet	$ 156,634,796
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 189,363
InvestmentCompanyPortfolioTurnover	247.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$156,634,796
# of portfolio holdings	367
Consolidated Portfolio turnover rate	247%
Consolidated Total advisory fees paid	$189,363

Holdings [Text Block]

CREDIT QUALITY

(% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.9
AA/Aa	39.1
A/A	7.1
BBB/Baa	21.4
BB/Ba	11.5
B/B	8.5
CCC/Caa and below	1.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	24.5
Corporate bonds and notes	23.2
U.S. Treasury securities	10.6
Foreign corporate bonds and notes	10.3
Yankee corporate bonds and notes	8.8
Foreign government bonds	8.1
Asset-backed securities	6.6
Non-agency mortgage-backed securities	3.1
Yankee government bonds	2.7
Investment companies	1.0
Loans	1.0
Common stocks	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 4-15-2055	10.2
FNMA, 6.00%, 4-15-2055	6.0
FNMA, 6.50%, 4-15-2055	5.9
GNMA, 6.00%, 4-15-2055	5.7
U.S. Treasury Notes, 4.13%, 2-28-2027	4.5
U.K. Gilts, 3.25%, 1-31-2033	3.7
U.S. Treasury Notes, 4.13%, 10-31-2026	3.4
U.S. Treasury Notes, 4.63%, 2-15-2035	2.4
GNMA, 5.50%, 4-15-2055	1.8
Brazil, 10.00%, 1-1-2027	1.5

C000122977
Shareholder Report [Line Items]
Fund Name	Income Plus Fund
Class Name	Class A
Trading Symbol	WSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[27]
AssetsNet	$ 156,634,796
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 189,363
InvestmentCompanyPortfolioTurnover	247.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$156,634,796
# of portfolio holdings	367
Consolidated Portfolio turnover rate	247%
Consolidated Total advisory fees paid	$189,363

Holdings [Text Block]

CREDIT QUALITY

(% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.9
AA/Aa	39.1
A/A	7.1
BBB/Baa	21.4
BB/Ba	11.5
B/B	8.5
CCC/Caa and below	1.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	24.5
Corporate bonds and notes	23.2
U.S. Treasury securities	10.6
Foreign corporate bonds and notes	10.3
Yankee corporate bonds and notes	8.8
Foreign government bonds	8.1
Asset-backed securities	6.6
Non-agency mortgage-backed securities	3.1
Yankee government bonds	2.7
Investment companies	1.0
Loans	1.0
Common stocks	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 4-15-2055	10.2
FNMA, 6.00%, 4-15-2055	6.0
FNMA, 6.50%, 4-15-2055	5.9
GNMA, 6.00%, 4-15-2055	5.7
U.S. Treasury Notes, 4.13%, 2-28-2027	4.5
U.K. Gilts, 3.25%, 1-31-2033	3.7
U.S. Treasury Notes, 4.13%, 10-31-2026	3.4
U.S. Treasury Notes, 4.63%, 2-15-2035	2.4
GNMA, 5.50%, 4-15-2055	1.8
Brazil, 10.00%, 1-1-2027	1.5

C000122978
Shareholder Report [Line Items]
Fund Name	Income Plus Fund
Class Name	Class C
Trading Symbol	WSICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$73	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.46%	[28]
AssetsNet	$ 156,634,796
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 189,363
InvestmentCompanyPortfolioTurnover	247.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$156,634,796
# of portfolio holdings	367
Consolidated Portfolio turnover rate	247%
Consolidated Total advisory fees paid	$189,363

Holdings [Text Block]

CREDIT QUALITY

(% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.9
AA/Aa	39.1
A/A	7.1
BBB/Baa	21.4
BB/Ba	11.5
B/B	8.5
CCC/Caa and below	1.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	24.5
Corporate bonds and notes	23.2
U.S. Treasury securities	10.6
Foreign corporate bonds and notes	10.3
Yankee corporate bonds and notes	8.8
Foreign government bonds	8.1
Asset-backed securities	6.6
Non-agency mortgage-backed securities	3.1
Yankee government bonds	2.7
Investment companies	1.0
Loans	1.0
Common stocks	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 4-15-2055	10.2
FNMA, 6.00%, 4-15-2055	6.0
FNMA, 6.50%, 4-15-2055	5.9
GNMA, 6.00%, 4-15-2055	5.7
U.S. Treasury Notes, 4.13%, 2-28-2027	4.5
U.K. Gilts, 3.25%, 1-31-2033	3.7
U.S. Treasury Notes, 4.13%, 10-31-2026	3.4
U.S. Treasury Notes, 4.63%, 2-15-2035	2.4
GNMA, 5.50%, 4-15-2055	1.8
Brazil, 10.00%, 1-1-2027	1.5

C000122976
Shareholder Report [Line Items]
Fund Name	Income Plus Fund
Class Name	Institutional Class
Trading Symbol	WSINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Income Plus Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[29]
AssetsNet	$ 156,634,796
Holdings Count | Holding	367
Advisory Fees Paid, Amount	$ 189,363
InvestmentCompanyPortfolioTurnover	247.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$156,634,796
# of portfolio holdings	367
Consolidated Portfolio turnover rate	247%
Consolidated Total advisory fees paid	$189,363

Holdings [Text Block]

CREDIT QUALITY

(% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	5.9
AA/Aa	39.1
A/A	7.1
BBB/Baa	21.4
BB/Ba	11.5
B/B	8.5
CCC/Caa and below	1.8
Not rated	4.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service.The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Agency securities	24.5
Corporate bonds and notes	23.2
U.S. Treasury securities	10.6
Foreign corporate bonds and notes	10.3
Yankee corporate bonds and notes	8.8
Foreign government bonds	8.1
Asset-backed securities	6.6
Non-agency mortgage-backed securities	3.1
Yankee government bonds	2.7
Investment companies	1.0
Loans	1.0
Common stocks	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

GNMA, 6.50%, 4-15-2055	10.2
FNMA, 6.00%, 4-15-2055	6.0
FNMA, 6.50%, 4-15-2055	5.9
GNMA, 6.00%, 4-15-2055	5.7
U.S. Treasury Notes, 4.13%, 2-28-2027	4.5
U.K. Gilts, 3.25%, 1-31-2033	3.7
U.S. Treasury Notes, 4.13%, 10-31-2026	3.4
U.S. Treasury Notes, 4.63%, 2-15-2035	2.4
GNMA, 5.50%, 4-15-2055	1.8
Brazil, 10.00%, 1-1-2027	1.5

C000020246
Shareholder Report [Line Items]
Fund Name	Index Asset Allocation Fund
Class Name	Administrator Class
Trading Symbol	WFAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$44	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[30]
AssetsNet	$ 1,231,213,756
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 3,904,122
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,231,213,756
# of portfolio holdings	626
Portfolio turnover rate	11%
Total advisory fees paid	$3,904,122

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Neutral Allocation	Effective Allocation
Stock Funds	60.0	56.0
Bond Funds	40.0	47.0
Effective Cash	0.0	(3.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.2
Microsoft Corp.	3.5
NVIDIA Corp.	3.3
Amazon.com, Inc.	2.3
U.S. Treasury Bonds, 6.13%, 8-15-2029	1.9
U.S. Treasury Notes, 1.38%, 10-31-2028	1.8
U.S. Treasury Bonds, 6.75%, 8-15-2026	1.7
U.S. Treasury Notes, 1.38%, 11-15-2031	1.6
Meta Platforms, Inc. Class A	1.6
U.S. Treasury Notes, 0.63%, 5-15-2030	1.4

C000020243
Shareholder Report [Line Items]
Fund Name	Index Asset Allocation Fund
Class Name	Class A
Trading Symbol	SFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$52	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[31]
AssetsNet	$ 1,231,213,756
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 3,904,122
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,231,213,756
# of portfolio holdings	626
Portfolio turnover rate	11%
Total advisory fees paid	$3,904,122

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Neutral Allocation	Effective Allocation
Stock Funds	60.0	56.0
Bond Funds	40.0	47.0
Effective Cash	0.0	(3.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.2
Microsoft Corp.	3.5
NVIDIA Corp.	3.3
Amazon.com, Inc.	2.3
U.S. Treasury Bonds, 6.13%, 8-15-2029	1.9
U.S. Treasury Notes, 1.38%, 10-31-2028	1.8
U.S. Treasury Bonds, 6.75%, 8-15-2026	1.7
U.S. Treasury Notes, 1.38%, 11-15-2031	1.6
Meta Platforms, Inc. Class A	1.6
U.S. Treasury Notes, 0.63%, 5-15-2030	1.4

C000020245
Shareholder Report [Line Items]
Fund Name	Index Asset Allocation Fund
Class Name	Class C
Trading Symbol	WFALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$89	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.82%	[32]
AssetsNet	$ 1,231,213,756
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 3,904,122
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,231,213,756
# of portfolio holdings	626
Portfolio turnover rate	11%
Total advisory fees paid	$3,904,122

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Neutral Allocation	Effective Allocation
Stock Funds	60.0	56.0
Bond Funds	40.0	47.0
Effective Cash	0.0	(3.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.2
Microsoft Corp.	3.5
NVIDIA Corp.	3.3
Amazon.com, Inc.	2.3
U.S. Treasury Bonds, 6.13%, 8-15-2029	1.9
U.S. Treasury Notes, 1.38%, 10-31-2028	1.8
U.S. Treasury Bonds, 6.75%, 8-15-2026	1.7
U.S. Treasury Notes, 1.38%, 11-15-2031	1.6
Meta Platforms, Inc. Class A	1.6
U.S. Treasury Notes, 0.63%, 5-15-2030	1.4

C000176625
Shareholder Report [Line Items]
Fund Name	Index Asset Allocation Fund
Class Name	Institutional Class
Trading Symbol	WFATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Index Asset Allocation Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[33]
AssetsNet	$ 1,231,213,756
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 3,904,122
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,231,213,756
# of portfolio holdings	626
Portfolio turnover rate	11%
Total advisory fees paid	$3,904,122

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Neutral Allocation	Effective Allocation
Stock Funds	60.0	56.0
Bond Funds	40.0	47.0
Effective Cash	0.0	(3.0)

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.2
Microsoft Corp.	3.5
NVIDIA Corp.	3.3
Amazon.com, Inc.	2.3
U.S. Treasury Bonds, 6.13%, 8-15-2029	1.9
U.S. Treasury Notes, 1.38%, 10-31-2028	1.8
U.S. Treasury Bonds, 6.75%, 8-15-2026	1.7
U.S. Treasury Notes, 1.38%, 11-15-2031	1.6
Meta Platforms, Inc. Class A	1.6
U.S. Treasury Notes, 0.63%, 5-15-2030	1.4

C000020159
Shareholder Report [Line Items]
Fund Name	Opportunity Fund
Class Name	Administrator Class
Trading Symbol	WOFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$47	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%	[34]
AssetsNet	$ 1,756,506,238
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 6,769,475
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$1,756,506,238
# of portfolio holdings	54
Portfolio turnover rate	12%
Total advisory fees paid	$6,769,475

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	28.0
Financials	13.8
Industrials	13.7
Consumer discretionary	12.3
Communication services	8.4
Health care	7.9
Real estate	7.3
Materials	5.6
Consumer staples	3.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	5.6
Apple, Inc.	5.3
Alphabet, Inc. Class C	4.4
Meta Platforms, Inc. Class A	3.8
Mastercard, Inc. Class A	3.4
Microsoft Corp.	3.0
Texas Instruments, Inc.	2.8
Salesforce, Inc.	2.8
Teledyne Technologies, Inc.	2.5
Intercontinental Exchange, Inc.	2.2

C000020160
Shareholder Report [Line Items]
Fund Name	Opportunity Fund
Class Name	Class A
Trading Symbol	SOPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$55	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%	[35]
AssetsNet	$ 1,756,506,238
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 6,769,475
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$1,756,506,238
# of portfolio holdings	54
Portfolio turnover rate	12%
Total advisory fees paid	$6,769,475

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	28.0
Financials	13.8
Industrials	13.7
Consumer discretionary	12.3
Communication services	8.4
Health care	7.9
Real estate	7.3
Materials	5.6
Consumer staples	3.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	5.6
Apple, Inc.	5.3
Alphabet, Inc. Class C	4.4
Meta Platforms, Inc. Class A	3.8
Mastercard, Inc. Class A	3.4
Microsoft Corp.	3.0
Texas Instruments, Inc.	2.8
Salesforce, Inc.	2.8
Teledyne Technologies, Inc.	2.5
Intercontinental Exchange, Inc.	2.2

C000064968
Shareholder Report [Line Items]
Fund Name	Opportunity Fund
Class Name	Class C
Trading Symbol	WFOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$91	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.89%	[36]
AssetsNet	$ 1,756,506,238
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 6,769,475
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$1,756,506,238
# of portfolio holdings	54
Portfolio turnover rate	12%
Total advisory fees paid	$6,769,475

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	28.0
Financials	13.8
Industrials	13.7
Consumer discretionary	12.3
Communication services	8.4
Health care	7.9
Real estate	7.3
Materials	5.6
Consumer staples	3.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	5.6
Apple, Inc.	5.3
Alphabet, Inc. Class C	4.4
Meta Platforms, Inc. Class A	3.8
Mastercard, Inc. Class A	3.4
Microsoft Corp.	3.0
Texas Instruments, Inc.	2.8
Salesforce, Inc.	2.8
Teledyne Technologies, Inc.	2.5
Intercontinental Exchange, Inc.	2.2

C000219846
Shareholder Report [Line Items]
Fund Name	Opportunity Fund
Class Name	Class R6
Trading Symbol	WOFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$35	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[37]
AssetsNet	$ 1,756,506,238
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 6,769,475
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$1,756,506,238
# of portfolio holdings	54
Portfolio turnover rate	12%
Total advisory fees paid	$6,769,475

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	28.0
Financials	13.8
Industrials	13.7
Consumer discretionary	12.3
Communication services	8.4
Health care	7.9
Real estate	7.3
Materials	5.6
Consumer staples	3.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	5.6
Apple, Inc.	5.3
Alphabet, Inc. Class C	4.4
Meta Platforms, Inc. Class A	3.8
Mastercard, Inc. Class A	3.4
Microsoft Corp.	3.0
Texas Instruments, Inc.	2.8
Salesforce, Inc.	2.8
Teledyne Technologies, Inc.	2.5
Intercontinental Exchange, Inc.	2.2

C000092786
Shareholder Report [Line Items]
Fund Name	Opportunity Fund
Class Name	Institutional Class
Trading Symbol	WOFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Opportunity Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$36	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%	[38]
AssetsNet	$ 1,756,506,238
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 6,769,475
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$1,756,506,238
# of portfolio holdings	54
Portfolio turnover rate	12%
Total advisory fees paid	$6,769,475

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	28.0
Financials	13.8
Industrials	13.7
Consumer discretionary	12.3
Communication services	8.4
Health care	7.9
Real estate	7.3
Materials	5.6
Consumer staples	3.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	5.6
Apple, Inc.	5.3
Alphabet, Inc. Class C	4.4
Meta Platforms, Inc. Class A	3.8
Mastercard, Inc. Class A	3.4
Microsoft Corp.	3.0
Texas Instruments, Inc.	2.8
Salesforce, Inc.	2.8
Teledyne Technologies, Inc.	2.5
Intercontinental Exchange, Inc.	2.2

C000020178
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Administrator Class
Trading Symbol	WFMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$51	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[39]
AssetsNet	$ 12,936,938,572
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 44,752,826
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$12,936,938,572
# of portfolio holdings	68
Portfolio turnover rate	12%
Total advisory fees paid	$44,752,826

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	23.2
Financials	19.9
Health care	9.8
Real estate	9.2
Materials	8.3
Utilities	7.6
Consumer staples	7.2
Energy	5.7
Information technology	4.8
Consumer discretionary	4.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AerCap Holdings NV	3.4
American Electric Power Co., Inc.	3.1
Keurig Dr Pepper, Inc.	3.1
Arch Capital Group Ltd.	3.0
Brown & Brown, Inc.	2.9
L3Harris Technologies, Inc.	2.9
Republic Services, Inc. Class A	2.8
Graphic Packaging Holding Co.	2.6
CBRE Group, Inc. Class A	2.5
Labcorp Holdings, Inc.	2.5

C000053347
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Class A
Trading Symbol	WFPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$54	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%	[40]
AssetsNet	$ 12,936,938,572
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 44,752,826
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$12,936,938,572
# of portfolio holdings	68
Portfolio turnover rate	12%
Total advisory fees paid	$44,752,826

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	23.2
Financials	19.9
Health care	9.8
Real estate	9.2
Materials	8.3
Utilities	7.6
Consumer staples	7.2
Energy	5.7
Information technology	4.8
Consumer discretionary	4.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AerCap Holdings NV	3.4
American Electric Power Co., Inc.	3.1
Keurig Dr Pepper, Inc.	3.1
Arch Capital Group Ltd.	3.0
Brown & Brown, Inc.	2.9
L3Harris Technologies, Inc.	2.9
Republic Services, Inc. Class A	2.8
Graphic Packaging Holding Co.	2.6
CBRE Group, Inc. Class A	2.5
Labcorp Holdings, Inc.	2.5

C000053348
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Class C
Trading Symbol	WFPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$90	1.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.87%	[41]
AssetsNet	$ 12,936,938,572
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 44,752,826
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$12,936,938,572
# of portfolio holdings	68
Portfolio turnover rate	12%
Total advisory fees paid	$44,752,826

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	23.2
Financials	19.9
Health care	9.8
Real estate	9.2
Materials	8.3
Utilities	7.6
Consumer staples	7.2
Energy	5.7
Information technology	4.8
Consumer discretionary	4.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AerCap Holdings NV	3.4
American Electric Power Co., Inc.	3.1
Keurig Dr Pepper, Inc.	3.1
Arch Capital Group Ltd.	3.0
Brown & Brown, Inc.	2.9
L3Harris Technologies, Inc.	2.9
Republic Services, Inc. Class A	2.8
Graphic Packaging Holding Co.	2.6
CBRE Group, Inc. Class A	2.5
Labcorp Holdings, Inc.	2.5

C000130041
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	WFPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$34	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[42]
AssetsNet	$ 12,936,938,572
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 44,752,826
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$12,936,938,572
# of portfolio holdings	68
Portfolio turnover rate	12%
Total advisory fees paid	$44,752,826

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	23.2
Financials	19.9
Health care	9.8
Real estate	9.2
Materials	8.3
Utilities	7.6
Consumer staples	7.2
Energy	5.7
Information technology	4.8
Consumer discretionary	4.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AerCap Holdings NV	3.4
American Electric Power Co., Inc.	3.1
Keurig Dr Pepper, Inc.	3.1
Arch Capital Group Ltd.	3.0
Brown & Brown, Inc.	2.9
L3Harris Technologies, Inc.	2.9
Republic Services, Inc. Class A	2.8
Graphic Packaging Holding Co.	2.6
CBRE Group, Inc. Class A	2.5
Labcorp Holdings, Inc.	2.5

C000020179
Shareholder Report [Line Items]
Fund Name	Special Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WFMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Mid Cap Value Fund for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	1-800-222-8222
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$39	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[43]
AssetsNet	$ 12,936,938,572
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 44,752,826
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics Significance or Limits [Text Block]

KEY FUND STATISTICS

Total net assets	$12,936,938,572
# of portfolio holdings	68
Portfolio turnover rate	12%
Total advisory fees paid	$44,752,826

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	23.2
Financials	19.9
Health care	9.8
Real estate	9.2
Materials	8.3
Utilities	7.6
Consumer staples	7.2
Energy	5.7
Information technology	4.8
Consumer discretionary	4.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

AerCap Holdings NV	3.4
American Electric Power Co., Inc.	3.1
Keurig Dr Pepper, Inc.	3.1
Arch Capital Group Ltd.	3.0
Brown & Brown, Inc.	2.9
L3Harris Technologies, Inc.	2.9
Republic Services, Inc. Class A	2.8
Graphic Packaging Holding Co.	2.6
CBRE Group, Inc. Class A	2.5
Labcorp Holdings, Inc.	2.5

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